ASG GLOBAL ALTERNATIVES FUND

Supplement dated September 14, 2018 to the Prospectus and Summary Prospectus of ASG Global Alternatives Fund, each dated May 1, 2018, as may be revised and supplemented from time to time:

On September 14, 2018, the Board of Trustees (the “Board”) of Natixis Funds Trust II (the “Trust”) approved changes to the principal investment strategies of ASG Global Alternatives Fund (the “Fund”). Effective at the close of business on October 31, 2018, the Fund’s principal investment strategies will be amended and restated as described below.

Effective at the close of business on October 31, 2018, the sub-section “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby replaced with the following with regard to the Fund:

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures, forward contracts and swaps on global equity and fixed-income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund may also make direct long and short investments in equity and fixed-income securities.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. The Adviser seeks to capture these market exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. These market exposures may include, for example, exposures to the returns of stocks, fixed-income securities (including U.S. and non-U.S. government securities, as well as corporate debt securities), currencies and commodities. In estimating these market exposures, the Adviser may use various approaches, including analyses of the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database) and regulatory filings. The Fund may also directly employ various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage and trend-following strategies. In a merger arbitrage strategy, the Adviser buys shares of target companies in corporate reorganizations and establishes short positions in shares of the acquiring companies. Trend-following strategies employ directional signals to invest either long or short in assets whose values are rising or falling, respectively.

The Adviser will have great flexibility to allocate the Fund’s exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to various strategies and among investments is expected to vary over time. When buying and selling securities and other instruments for the Fund, the Adviser also may consider other factors, such as: (i) the Fund’s obligations under its various derivative positions; (ii) portfolio rebalancing; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions.

The Adviser currently targets an annualized volatility level of 9% or less (as measured by the standard deviation of the Fund’s returns). The Fund’s actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets, and may significantly exceed the total value of the Fund’s assets. The Adviser will invest a portion of the Fund’s assets, which may vary over time, in short-term, high quality securities. Such investments will be used primarily to finance the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity, and may include: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements. The Adviser will select such investments based on various factors, including the security’s maturity and rating.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Effective at the close of business on October 31, 2018, the sub-section “Principal Investment Risks” in the “Fund Summary” section is hereby revised to replace “Derivatives Risk” and its corresponding disclosures with the following with regard to the Fund:

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures, swaps, forward contracts, and other foreign currency transactions and commodity-linked derivatives) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to commodities markets, securities market values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund’s use of derivatives, such as futures, swaps, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser’s use of derivatives, such as futures and forward contracts, to manage the Fund’s volatility may be ineffective or may exacerbate losses, for example, if the derivative or the underlying assets decrease in value over time.

Effective at the close of business on October 31, 2018, the sub-section “Principal Investment Risks” in the “Fund Summary” section is hereby revised to replace “Short Exposure Risk” and its corresponding disclosures with the following with regard to the Fund:

Short Exposure Risk: A short exposure through a derivative or short sale may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. The Fund may be unable to borrow securities in connection with a short sale or to enter into a short position at an advantageous time or price, which could limit its ability to obtain the desired short exposure. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

Effective at the close of business on October 31, 2018, the sub-section “More About Risks” in the “Investment Goals, Strategies and Risks” section is hereby revised to replace “Short Exposure Risk” and its corresponding disclosures with the following with regard to the Fund:

Short Exposure Risk

A short exposure through a derivative or short sale may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which a Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase. If the Fund is unable to borrow the security it wishes to sell short or otherwise enter into a short position at an advantageous time or price, the Fund’s ability to pursue its short sale strategy may be adversely affected. The Fund’s use of short sales involves additional investment risks and transaction costs. To sell a security short, the Fund must borrow that security from a lender, such as a prime broker, and deliver it to a counterparty. When closing a short sale, the Fund will have to purchase the security it originally sold short. The Fund may not be able to purchase that security at an advantageous time or price, which may lower the Fund’s return or result in a loss. While short exposure can be used to further the Fund’s investment objective, under certain market conditions, it can increase the volatility of a Fund and decrease the liquidity of a Fund. Asset segregation and collateral posting requirements related to short exposures may limit the Fund’s investment flexibility. Ordinarily, the Fund will incur a fee or pay a premium to borrow securities, may also be required to pay interest charges and will have to repay the lender any dividends or interest that accrue on the security while the loan is outstanding. Other short exposures may impose similar costs. The amount of the premium, dividends, interest or expenses a Fund pays in connection with short exposure will decrease the amount of any gain from a short sale and increase the amount of any loss.

Effective at the close of business on October 31, 2018, the sub-section “Risk/Return Bar Chart and Table” in the “Fund Summary” section is hereby supplemented with the following disclosure, immediately following the table entitled “Average Annual Total Returns,” with regard to the Fund:

The Fund revised its investment strategies on October 31, 2018; performance prior to October 31, 2018 reflects the Fund’s prior investment strategy and may have been different had the current investment strategies been in place for all periods shown.

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